Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

November 16, 2012

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Metropolitan Series Fund

(Jennison Growth Portfolio)

CIK: 0000710826

SEC File No: 811-03618

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Metropolitan Series Fund (the “Trust”). This filing relates to the acquisition of the assets and liabilities of Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio), a series of the Met Investors Series Trust, by and in exchange for shares of Jennison Growth Portfolio, a series of the Trust.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours,

/s/ John Chilton

Enclosures

cc:	Andrew L. Gangolf, Esq.
Michael P. Lawlor, Esq.
David C. Mahaffey, Esq.